CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,027,734)	$ (1,396,828)	$ (2,401,534)	$ (3,365,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,976	2,240	4,480	4,480
Amortization of debt discounts and OID	660,896	292,084	816,642	255,543
Amortization of financing costs	28,324	18,500	33,823	59,500
Non-cash interest	1,821,237	163,925	380,741	172,116
Stock based compensation	413,847	261,009	642,889	1,156,921
Fair value of warrants issued in connection with notes payable	0	43,568	43,568	0
Loss on settlement of debt				787,515
Loss (gain) from change in fair value of derivative liabilities	476,450	(81,717)	(782,556)	(174,719)
Changes in operating assets and liabilities:
Advances from stockholders/officers	0	(15,000)	(15,000)	10,000
Accounts payable and accrued expenses	26,425	126,211	265,767	216,271
Net cash used in operating activities	(598,579)	(586,008)	(1,011,180)	(877,571)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by investing activities	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	25,000	30,500	65,500	85,000
Proceeds from exercise of warrants				230,000
Proceeds from issuance of notes payable	80,000	75,000	75,000	301,500
Proceeds from issuance of convertible notes payable	923,000	514,000	925,677	332,500
Repayments of convertible notes payable	(155,918)	0	(7,000)	(110,000)
Net cash provided by financing activities	872,082	619,500	1,059,177	839,000
Net increase (decrease) in cash	273,503	33,492	47,997	(38,571)
Cash, beginning of period	61,758	13,761	13,761	52,332
Cash, end of period	335,261	47,253	61,758	13,761
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	0	0	0	98,778
Income taxes paid	0	0	0	0
Non cash investing and financing activities:
Fair value of warrants issued in connection with notes payable	253,199	0
Notes payable issued in settlement of accrued officer salaries	385,000	0		280,000
Common stock issued in settlement of debt	1,465,078	306,574	889,040	1,225,170
Notes payable issued in settlement of accounts payable				$ 268,270